Equity Investees (Consolidated Financial Statements Related to Equity Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Genesis’ share of operating earnings	$ 59,255	$ 66,814	$ 63,805
Amortization of differences attributable to Genesis' carrying value of equity investments	(15,629)	(15,768)	(15,861)
Net equity in earnings	43,626	51,046	47,944
Distributions received	$ 71,714	$ 82,898	$ 87,220